Summary of Significant Accounting Policies (Details)	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash equivalents	$ 1,926
Investment Securities Held In Trust Account [Abstract]
Net Asset Value Per Share | $ / shares	$ 1.00
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0
Accrued interest and penalties	0
Earnings Per Share [Abstract]
Net income on investments	$ 52,952
Common Class A [Member]
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Ordinary shares subject to possible redemption (in shares) | shares	14,023,673